Equity - Schedule of warrants outstanding and exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Equity, Attributable to Parent [Abstract]
Number of warrants outstanding, beginning balance	345,000	5,243,727
Reclassified to warrant liability		(4,898,727)
Exercised	(215,625)
Number of warrants outstanding, ending balance	129,375	345,000
Weighted average exercise price, beginning balance	$ 5	$ 15.2
Weighted average exercise price, reclassified to warrant liability		(15.91)
Weighted average exercise price, exercised	(5)
Weighted average exercise price, ending balance	$ 5	$ 5